Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund IX
Entity Central Index Key	0000764586
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	30,693
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 537,223	$ 703,774
Property Net	2,853,141	2,764,382
Uncollected Rental Revenue	159,428	155,208
Prepaid Advertising	5,514	5,358
Other Assets	26,045	26,045
TOTAL	3,581,351	3,654,767
LIABILITIES:
Distribution due to Partners	193,769	232,523
Incentive Management Fee Liability	17,439
Property Management Fee Liability	10,208	10,459
Deferred Income	41,192	45,369
Accrued Expenses	38,287	39,873
Other Liabilities	147,440	96,804
Total Liabilities	448,335	425,028
PARTNERS' EQUITY:
General Partners	(108,038)	(107,091)
Limited Partners	3,048,180	3,141,971
Total Partners' Equity	3,133,016	3,208,015
Noncontrolling Interest in Real Estate Joint Venture	192,874	194,859
TOTAL	$ 3,581,351	$ 3,654,767

Consolidated Statements of Income (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Self-storage rental income	$ 2,378,997	$ 2,438,054
Ancillary operating revenue	188,228	176,511
Interest and other income	55	22,904
TOTAL	2,567,280	2,637,469
EXPENSES:
Depreciation	19,307	18,215
Operating	1,143,755	1,178,022
General and administrative	358,922	318,750
General partners' incentive management fee	78,476	83,708
Property management fee	126,039	129,190
TOTAL	1,726,499	1,727,885
NET INCOME	840,781	909,584
LESS: net income attributable to the non-controlling interest	(67,315)	(79,331)
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	773,466	830,253
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	7,735	8,303
Limited partners	765,731	821,950
TOTAL	773,466	830,253
Weighted average limited partnership units outstanding	30,693	30,693
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 24.95	$ 26.78

Consolidated Statements of Partners' Equity (USD $)	General Partners	Limited Partners	Non-controlling Interest	Total
Beginning Balance at Dec. 31, 2009	$ (105,903)	$ 3,259,649	$ 190,828	$ 3,344,574
Net Income Allocation	8,303	821,950	79,331	909,584
Distributions	9,491	939,628	75,300	1,024,419
Ending Balance at Dec. 31, 2010	(107,091)	3,141,971	194,859	3,208,015
Net Income Allocation	7,735	765,731	67,315	840,781
Distributions	8,682	859,522	69,300	937,504
Ending Balance at Dec. 31, 2011	$ (108,038)	$ 3,048,180	$ 192,874	$ 3,133,016

Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 773,466	$ 830,253
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	19,307	18,215
Net Income attributable to non-controlling interests	67,315	79,331
Changes in assets and liabilities:
Other assets	(4,376)	(6,569)
Incentive management fee payable to General Partners	17,439
Property management fees payable	(251)	(409)
Customer deposits and other liabilities	6,119	48,110
Net cash provided by operating activities	879,019	968,931
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(108,066)	(2,478)
Net cash used in investing activities	(108,066)	(2,478)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(868,204)	(949,119)
Distributions paid to non-controlling interests	(69,300)	(75,300)
Net cash used in financing activities	(937,504)	(1,024,419)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(166,651)	(57,966)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	703,774	761,740
CASH AND CASH EQUIVALENTS AT END OF PERIOD	537,223	703,774
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	193,769	232,523

General	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
General

DSI Realty Income Fund IX, a California Limited Partnership (the "Partnership"), has three general partners (DSI Properties, Inc., RJC Capital Management, LLC and JWC Capital Management, LLC). The general partners have made no capital contributions to the Partnership and are not required to make any capital contributions in the future. The Partnership has a maximum life of 50 years and was formed on March 6, 1985, under the California Uniform Limited Partnership Act for the primary purpose of acquiring and operating real estate.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold thirty thousand six hundred ninety-three (30,693) units of limited partnership interests aggregating Fifteen Million Three Hundred Forty-Six Thousand Five Hundred Dollars ($15,346,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership owns mini-storage facilities located in Azusa and Monterey Park, California; Elgin and Romeoville, Illinois; Everett, Washington and owns a 70% interest in a mini-storage facility located in Aurora, CO. All facilities were purchased from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. is a general partner (see Note 6).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Cash and Cash Equivalents - The Partnership classifies its short-term investments purchased with an original maturity of three months or less as cash equivalents.

Uncollected Rental Revenue - The Partnership estimates the collectability of uncollected rental revenue on an ongoing basis by reviewing past-due monthly rents and assessing the current creditworthiness of each tenant.  Allowances are provided based on historical write-offs. Allowances on uncollected rental revenue as of December 31, 2011 and 2010 were $39,856 and $38,802, respectively.

Property and Depreciation - Property is recorded at cost and is composed primarily of mini-storage facilities. Depreciation is provided using the straight-line method over an estimated useful life of 20 years for the facilities. Building improvements are depreciated over a five year period. Property under capital leases is amortized over the lesser of the lives of the respective leases or the estimated useful lives of the assets.

Income Taxes - No provision has been made for income taxes in the accompanying consolidated financial statements. The taxable income or loss of the Partnership is allocated to each partner in accordance with the terms of the Agreement of Limited Partnership. Each partner's tax status, in turn, determines the appropriate income tax for its allocated share of the Partnership's taxable income or loss. The net difference between the basis of the Partnership's assets and liabilities for federal income tax purposes and as reported for financial statement purposes for the year ended December 31, 2010 is $67,784. For the year ended December 31, 2011 the Partnership changed the accounting method for federal income tax purposes from cash to accrual basis thereby eliminating the difference in the basis of the Partnership’s assets and liabilities between tax and the GAAP basis financial statements. The change in tax accounting method resulted in an adjustment to the limited partners’ capital account for tax purposes only in order to coincide with the accounting method used to prepare the Partnership’s GAAP basis financial statements.

Noncontrolling Interest - In accordance with ASC 810-10 (formerly SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements"), the Partnership reports noncontrolling interests in real estate joint ventures as a separate component within equity in the consolidated financial statements. The net income allocated to noncontrolling interest for the year ended December 31, 2011 and 2010 was $67,315 and $79,331 respectively. Distributions were made to the noncontrolling interest in real estate joint venture during the years ended December 31, 2011 and 2010 in the amount of $69,300 and $75,300, respectively.

Revenues - Rental income, which is generally earned pursuant to month-to-month leases for storage space, as well as late charges and administrative fees, are recognized as earned. Promotional discounts reduce rental income over the promotional period. Ancillary revenues and interest and other income are recognized when earned.

Advertising Expense - Costs related to advertising in Yellow Pages are capitalized and amortized over 12 months. All other advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2011 and 2010 were $167,098 and $218,433 respectively.

Net Income per Limited Partnership Unit - Net income per limited partnership unit is computed by dividing net income allocated to the limited partners by the weighted average number of limited partnership units outstanding during each year.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Impairment of Long-Lived Assets - The Partnership regularly reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the asset, the Partnership would recognize an impairment loss to the extent the carrying value exceeded the fair value of the property. No impairment losses were required in 2011 or 2010.

Fair Value of Financial Instruments - For all financial instruments, including cash and cash equivalents, uncollected revenue, other assets, distributions due to partners, incentive management fee payable to general partners, property management fee payable, customer deposits and other liabilities, carrying values approximate fair values because of the short maturity of those instruments. The carrying value of the capital lease obligations approximates fair value because the terms of the instrument are similar to terms available to the Partnership for similar types of leasing agreements.

Concentrations of Credit Risk - Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash and cash equivalents and uncollected rent revenue. The Partnership places its cash and cash equivalents with high credit quality institutions. Accounts at banks are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. At December 31, 2011, the Partnership had $20,110 in excess of insured limits. The Partnership performs ongoing evaluations of these institutions to limit its concentration of risk exposure. Management believes this risk is not significant due to the financial strength of the financial institutions utilized by the Partnership.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for fiscal years beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property

The total cost of property and accumulated depreciation were as follows as of December 31:

	2011	2010
Land	$ 2,729,790	$ 2,729,790
Buildings and improvements	11,293,074	11,185,008
Rental trucks	210,138	210,138
Total	14,233,002	14,124,936

Less accumulated depreciation	(11,379,861)	(11,360,554)

Property – net	$ 2,853,141	$ 2,764,382

Allocation of Profits and Losses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash distributions to limited partners in the fund.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Business Segment Information

The following disclosure about segment reporting of the Partnership is made in accordance with the requirements of ASC 280-10 (formerly SFAS No. 131, "Disclosures About Segments of an Enterprise and Related Information") The Partnership operates in a single segment; storage facility operations, under which the Partnership rents its storage facilities to its customers on a need basis and charges rent on a predetermined rate.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into management agreements with Dahn to operate its mini-storage facilities. The management agreements provide for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to $126,039 and $129,190, respectively. Amounts payable to Dahn at December 31, 2011 and 2010, were $10,208 and $10,459, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of $4,949. Tax fees paid to DSI Properties, Inc. for the year ended December 31, 2011 were $29,694.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

 Events subsequent to December 31, 2011 have been evaluated through the date these consolidated financial statements were issued, to determine whether they should be disclosed to keep the consolidated financial statements from being misleading. Management found no subsequent events that should be disclosed.

Schedule III	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Schedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011

Gross Carrying Amount
Initial Cost				Costs at December 31, 2011
Description	Acquisition Date	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation
Azusa, CA	1/86	$ 696,000	$ 2,095,965	$ 19,563	$ 696,000	$ 2,115,528	$ 2,811,528	($ 2,115,528)
Elgin, IL	3/86	376,000	1,424,577	18,445	376,000	1,443,022	1,819,022	(1,443,021)
Everett, WA	6/85	352,350	1,252,536	27,565	352,350	1,280,101	1,632,451	(1,278,160)
Monterey Park, CA	12/85	420,200	1,409,050	118,350	420,200	1,527,400	1,947,600	(1,437,016)
Romeoville, IL	5/86	298,740	2,180,802	89,631	298,740	2,270,433	2,569,173	(2,252,575)
Aurora, CO	9/85	586,500	2,521,560	135,030	586,500	2,656,590	3,243,090	(2,643,423)
		$2,729,790	$10,884,490	$408,584	$2,729,790	$11,293,074	$14,022,864	$(11,169,723)

Notes:

1.	Depreciation expense is computed using the straight-line method over an estimated useful life of 20 years for the buildings.
2.	There are no encumbrances.